Fees and Expenses	Mar. 30, 2026 USD ($)
Tortoise Energy Infrastructure Total Return Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Class shares of funds in the Tortoise fund family. Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information — Class Descriptions” section of the Fund’s Statutory Prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Class shares of funds in the Tortoise fund family.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	A Class	Institutional Class	C Class		T Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	None	None		2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of initial investment or the value of the investment at redemption, whichever is lower)	None (1)	None	1.00	%(2)	None
Redemption Fee	None	None	None		None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	1.00%	0.25%
Other Expenses	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.16%	0.91%	1.91%	1.16%

____________

(1)    No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

(2)    The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial investment of the shares redeemed and the value of the shares redeemed at the time of redemption.

Expenses Deferred Charges [Text Block]	The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial investment of the shares redeemed and the value of the shares redeemed at the time of redemption.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund from a financial intermediary, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
A Class	$662	$898	$1,153	$1,881
Institutional Class	$93	$290	$504	$1,120
C Class	$294	$600	$1,032	N/A(1)
T Class	$365	$609	$872	$1,624

You would pay the following expenses if you did not redeem your shares:

____________

(1)    Class C shares automatically convert to Class A shares after approximately eight years from the date of purchase. As a result, a ten-year expense example for Class C shares is not presented. For informational purposes, assuming conversion after eight years, the expenses for the ten-year period would be $2,035 on a $10,000 investment, reflecting expenses for eight years at the Class C expense ratio and two years at the Class A expense ratio.

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
C Class	$194	$600	$1,032	N/A(1)

____________

(1)    Class C shares automatically convert to Class A shares after approximately eight years from the date of purchase. As a result, a ten-year expense example for Class C shares is not presented. For informational purposes, assuming conversion after eight years, the expenses for the ten-year period would be $2,035 on a $10,000 investment, reflecting expenses for eight years at the Class C expense ratio and two years at the Class A expense ratio.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 18%.

Portfolio Turnover, Rate	18.00%
TORTOISE GLOBAL WATER ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(expenses that you pay as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$41	$128	$224	$505

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 63%.

Portfolio Turnover, Rate	63.00%
TORTOISE NORTH AMERICAN PIPELINE ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	None
(fees paid directly from your investment)

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$41	$128	$224	$505

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 6%.

Portfolio Turnover, Rate	6.00%
Tortoise AI Infrastructure ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Management Fees	0.65	%(1)
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%

____________

(1)    The Fund has adopted a unitary fee structure. Under such structure, the Adviser (defined below) is responsible for paying the ordinary operating expenses of the Fund from the management fee. Ordinary operating expenses do not include brokerage commissions and transaction costs, leverage/borrowing expense, securities lending fees and similar expenses. See “Investment Management — the Investment Adviser.”

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$66	$208	$362	$810

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the fiscal period August 4, 2025 (inception date) through November 30, 2025, the Fund’s portfolio turnover rate was 31%.

Portfolio Turnover, Rate	31.00%
TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	None
(fees paid directly from your investment)

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(expenses that you pay as a percentage of the value of your investment)
Management Fees	0.85	%(1)
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.85%

____________

(1)    The Fund has adopted a unitary fee structure. Under such structure, the Adviser (defined below) is responsible for paying the ordinary operating expenses of the Fund from the management fee. Ordinary operating expenses do not include brokerage commissions and transaction costs, leverage/borrowing expense, securities lending fees and similar expenses. See “Investment Management — the Investment Adviser.”

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$87	$271	$471	$1,049

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 67%.

Portfolio Turnover, Rate	67.00%
TORTOISE ENERGY ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Management Fees	0.85	%(1)
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.85%

____________

(1)    The Fund has adopted a unitary fee structure. Under such structure, the Adviser (defined below) is responsible for paying the ordinary operating expenses of the Fund from the management fee. Ordinary operating expenses do not include brokerage commissions and transaction costs, leverage/borrowing expense, securities lending fees and similar expenses. See “Investment Management — the Investment Adviser.”

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$87	$271	$471	$1,049

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 29%.

Portfolio Turnover, Rate	29.00%